Goodwill and intangible assets - Intangible Assets by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 5,117	$ 6,193
Accumulated amortization	(1,897)	(2,782)
Net carrying amount	3,220	3,411	$ 3,598
Finite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount	2,497	3,564
Accumulated amortization	(1,897)	(2,782)
Net carrying amount	$ 600	782
Finite-lived Intangible Assets | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	10 years
Finite-lived Intangible Assets | Customer contracts—Investment Services
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 1,572	2,260
Accumulated amortization	(1,186)	(1,744)
Net carrying amount	$ 386	516
Finite-lived Intangible Assets | Customer contracts—Investment Services | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	10 years
Finite-lived Intangible Assets | Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 899	1,262
Accumulated amortization	(699)	(1,015)
Net carrying amount	$ 200	247
Finite-lived Intangible Assets | Customer relationships | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	11 years
Finite-lived Intangible Assets | Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 26	42
Accumulated amortization	(12)	(23)
Net carrying amount	$ 14	19
Finite-lived Intangible Assets | Other | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	4 years
Indefinite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 2,620	2,629
Net carrying amount	2,620	2,629
Indefinite-lived Intangible Assets | Tradenames
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,332	1,334
Net carrying amount	1,332	1,334
Indefinite-lived Intangible Assets | Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,288	1,295
Net carrying amount	$ 1,288	$ 1,295